Shareholder Report, Holdings (Details)	May 31, 2025
C000245882 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000245882 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245882 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000245883 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245883 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000245883 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000245883 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000245883 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000245883 | SectorAgency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000245883 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245883 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245883 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245883 | SectorCLO - Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245883 | SectorRisk Share Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245883 | SectorNon-Agency Fixed Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245883 | SectorAgency Fixed Rate 15-Year
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245883 | SectorCredit Cards - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245883 | SectorNon-Agency Floating Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245884 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000245884 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000245884 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241312 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241312 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241312 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000241312 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000241312 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241312 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241312 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254634 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000254634 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254634 | 13239098
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000254634 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000254634 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254634 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000247940 | BAE Systems PLC - FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247940 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247940 | RELX PLC - FR_B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247940 | Shell PLC - FR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247940 | Tesco PLC - FR_BLGZ98903
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247940 | NatWest Group PLC - FR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247940 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247940 | Safran SA - FR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247940 | AXA SA - FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247940 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247940 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247940 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247940 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000247940 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000247940 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247940 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247940 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247940 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247940 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247940 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247940 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247940 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247940 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247940 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247940 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247940 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247940 | 13237892
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247940 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247940 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247940 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000247940 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000247940 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247940 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247940 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000247940 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000247940 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000247940 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247940 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247940 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247940 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000254635 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000254635 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000254635 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000247934 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	75.80%
C000247934 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247934 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247934 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247934 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247934 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247934 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247934 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247934 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247934 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247934 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247934 | 13241679
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247934 | 13237792
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247934 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247934 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247934 | Country SummaryLuxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247934 | Country SummaryJersey (Channel Islands)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247934 | Country SummaryPuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247934 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	76.30%
C000247934 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000247934 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247934 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247934 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247934 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247934 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247934 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247935 | 13241428
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247935 | 13237907
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000247935 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247935 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000247935 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247935 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247935 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247935 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000247935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000247935 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247935 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237019 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000237019 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237019 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000237019 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000237019 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000237019 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237019 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237019 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237019 | SectorCredit Cards - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240507 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240507 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240507 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240507 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240507 | Tesla, Inc. - FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240507 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240507 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240507 | Intuitive Surgical, Inc. - FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240507 | GE Vernova, Inc. - FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240507 | Vertiv Holdings Co., Class A - FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240507 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240507 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240507 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000240507 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240507 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240507 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240507 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240507 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000240507 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240507 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245885 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245885 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245885 | SectorMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000245886 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245886 | SectorMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000237018 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237018 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237018 | 13239931
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237018 | 13238922
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237018 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000237018 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000237018 | A
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000237018 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237018 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237018 | B
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237018 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237018 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237018 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237018 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000237018 | AssetShort-Term Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240508 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240508 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240508 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240508 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240508 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240508 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240508 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240508 | Alphabet, Inc., Class A - FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240508 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240508 | Home Depot, Inc. (The) - FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240508 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240508 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240508 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240508 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000240508 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240508 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240508 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240508 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240508 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000240508 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240508 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240508 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240508 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241953 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241953 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241953 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241953 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241953 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241953 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241953 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241953 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241953 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241953 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241953 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241953 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000241953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000241953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241953 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000241953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000241953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000241953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240509 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240509 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240509 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240509 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240509 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240509 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240509 | Intuit, Inc. - FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | McKesson Corp. - FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240509 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240509 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240509 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240509 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000240509 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240509 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240509 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240509 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000240509 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000240509 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000240509 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240509 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240509 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%